FINANCIAL INSTRUMENTS (Details) $ in Thousands, NOK in Millions	6 Months Ended
	Jun. 30, 2016 NOK Rate	Jun. 30, 2016 USD ($) Rate	Dec. 31, 2015 NOK	Dec. 31, 2015 USD ($)	Mar. 19, 2014 NOK	Oct. 19, 2012 NOK
Derivative, Fair value [Abstract]
Assets		$ 0		$ 800
Liabilities		129,165		113,642
Interest rate swaps [Abstract]
Notional principal		995,600		804,800
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Interest rate swaps [Abstract]
Debt Instrument, Face Amount | NOK	NOK 565.0		NOK 565.0			NOK 600.0
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Interest rate swaps [Abstract]
Debt Instrument, Face Amount | NOK	NOK 758.0		NOK 758.0		NOK 900.0
Designated as Hedging Instrument [Member] | NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Interest rate swaps [Abstract]
Inception date	Oct. 19, 2012
Maturity date	Oct. 19, 2017
Notional principal		105,400
Designated as Hedging Instrument [Member] | NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 05, 2014
Maturity date	Mar. 19, 2019
Notional principal		151,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Assets		0		487
Liabilities		26,693		11,458
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Liabilities		78,674		87,642
Designated as Hedging Instrument [Member] | Interest Rate Swap 3 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 31, 2008
Maturity date	Aug. 31, 2018
Notional principal		30,163
Notional principal, at maturity		$ 24,794
Fixed interest rate range, low end (in hundredths) | Rate	4.05%	4.05%
Fixed interest rate range, high end (in hundredths) | Rate	4.15%	4.15%
Designated as Hedging Instrument [Member] | Interest Rate Swap 4 [Member]
Interest rate swaps [Abstract]
Inception date	Apr. 30, 2011
Maturity date	Dec. 31, 2018
Notional principal		$ 32,186
Notional principal, at maturity		$ 23,394
Fixed interest rate range, low end (in hundredths) | Rate	2.13%	2.13%
Fixed interest rate range, high end (in hundredths) | Rate	2.80%	2.80%
Designated as Hedging Instrument [Member] | Interest Rate Swap 5 [Member]
Interest rate swaps [Abstract]
Inception date	May 31, 2011
Maturity date	Jan. 31, 2019
Notional principal		$ 47,816
Notional principal, at maturity		$ 34,044
Fixed interest rate range, low end (in hundredths) | Rate	0.80%	0.80%
Fixed interest rate range, high end (in hundredths) | Rate	2.58%	2.58%
Designated as Hedging Instrument [Member] | Interest Rate Swap 6 [Member]
Interest rate swaps [Abstract]
Inception date	Aug. 31, 2011
Maturity date	Aug. 31, 2021
Notional principal		$ 100,000
Notional principal, at maturity		$ 100,000
Fixed interest rate range, low end (in hundredths) | Rate	2.50%	2.50%
Fixed interest rate range, high end (in hundredths) | Rate	2.93%	2.93%
Designated as Hedging Instrument [Member] | Interest Rate Swap 8 [Member]
Interest rate swaps [Abstract]
Inception date	May 31, 2012
Maturity date	Aug. 31, 2022
Notional principal		$ 151,800
Notional principal, at maturity		$ 79,733
Fixed interest rate range, low end (in hundredths) | Rate	1.76%	1.76%
Fixed interest rate range, high end (in hundredths) | Rate	1.85%	1.85%
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract Two [Member]
Interest rate swaps [Abstract]
Inception date	Oct. 31, 2012
Maturity date	Oct. 31, 2017
Notional principal		$ 105,436
Notional principal, at maturity		$ 600,000,000
Fixed interest rate range, low end (in hundredths) | Rate	5.92%	5.92%
Fixed interest rate range, high end (in hundredths) | Rate	6.23%	6.23%
Designated as Hedging Instrument [Member] | Interest Rate Swap 9 [Member]
Interest rate swaps [Abstract]
Notional principal		$ 37,683
Notional principal, at maturity		$ 32,142
Fixed interest rate range, low end (in hundredths) | Rate	0.81%	0.81%
Fixed interest rate range, high end (in hundredths) | Rate	0.82%	0.82%
Designated as Hedging Instrument [Member] | Interest Rate Swap 10 [Member]
Interest rate swaps [Abstract]
Inception date	Feb. 28, 2013
Maturity date	Dec. 21, 2017
Notional principal		$ 100,000
Notional principal, at maturity		$ 100,000
Fixed interest rate range, low end (in hundredths) | Rate	1.85%	1.85%
Fixed interest rate range, high end (in hundredths) | Rate	1.97%	1.97%
Designated as Hedging Instrument [Member] | Interest Rate Swap 11 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 04, 2013
Maturity date	Apr. 25, 2023
Fixed Interest Rate | Rate	6.03%	6.03%
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 3 [Member]
Interest rate swaps [Abstract]
Inception date	Mar. 05, 2014
Maturity date	Mar. 19, 2019
Notional principal		$ 151,008
Notional principal, at maturity		900,000
Designated as Hedging Instrument [Member] | Interest Rate Swap 14 [Member]
Interest rate swaps [Abstract]
Inception date	Dec. 28, 2016
Maturity date	Dec. 29, 2021
Notional principal		108,375
Notional principal, at maturity		$ 70,125
Fixed interest rate range, low end (in hundredths) | Rate	1.86%	1.86%
Fixed interest rate range, high end (in hundredths) | Rate	3.33%	3.33%
Designated as Hedging Instrument [Member] | Interest Rate Swap 15 [Member]
Interest rate swaps [Abstract]
Inception date	Jan. 06, 2017
Maturity date	Jan. 06, 2022
Notional principal		$ 110,500
Notional principal, at maturity		$ 70,125
Fixed interest rate range, low end (in hundredths) | Rate	1.56%	1.56%
Fixed interest rate range, high end (in hundredths) | Rate	3.09%	3.09%
Designated as Hedging Instrument [Member] | Interest Rate Swap 16 [Member]
Interest rate swaps [Abstract]
Inception date	Sep. 21, 2015
Maturity date	Mar. 19, 2022
Notional principal		$ 32,760
Notional principal, at maturity		$ 19,413
Fixed Interest Rate | Rate	1.67%	1.67%
Designated as Hedging Instrument [Member] | Interest Rate Swap 17 [Member]
Interest rate swaps [Abstract]
Inception date	Feb. 23, 2016
Maturity date	Feb. 04, 2021
Notional principal		$ 206,719
Notional principal, at maturity		$ 149,844
Fixed interest rate range, low end (in hundredths) | Rate	1.0725%	1.0725%
Fixed interest rate range, high end (in hundredths) | Rate	1.2625%	1.2625%
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Assets		$ 0		313
Liabilities		13,296		2,897
Not Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Swap [Member]
Derivative, Fair value [Abstract]
Liabilities		$ 10,502		$ 11,645